Postemployment benefit plans	12 Months Ended
Dec. 31, 2010
Postemployment benefit plans
Postemployment benefit plans

12.  Postemployment benefit plans

We have both U.S. and non-U.S. pension plans covering substantially all of our U.S. employees and a portion of our non-U.S. employees, primarily in our European and Japanese facilities. Our defined benefit plans provide a benefit based on years of service and/or the employee’s average earnings near retirement. Our defined contribution plans allow employees to contribute a portion of their salary to help save for retirement, and in certain cases, we provide a matching contribution. We also have defined-benefit retirement health care and life insurance plans covering substantially all of our U.S. employees.

As discussed in Note 1K, we adopted the balance sheet recognition provisions of the guidance on employers’ accounting for defined benefit pension and other postretirement plans at December 31, 2006, and adopted the year-end measurement date effective January 1, 2008 using the “one measurement” approach.  Under the one measurement approach, net periodic benefit cost for the period between any early measurement date and the end of the fiscal year that the measurement provisions are applied is allocated proportionately between amounts to be recognized as an adjustment of Profit employed in the business and net periodic benefit cost for the fiscal year.  Previously, we used a November 30th measurement date for our U.S. pension and other postretirement benefit plans and September 30th for our non-U.S. plans.  Year-end asset and obligation amounts are disclosed as of the plan measurement dates.

As discussed in Note 25, during 2009 voluntary and involuntary separation programs impacted employees participating in certain U.S. and non-U.S. pension and other postretirement benefit plans.  Due to the significance of these events, certain plans were re-measured as follows:

U.S. Separation Programs — Plan re-measurements as of January 31, 2009, March 31, 2009 and December 31, 2009 resulted in net curtailment losses of $127 million to pension and $55 million to other postretirement benefit plans.  Early retirement pension benefit costs of $6 million were also recognized.

Non-U.S. Separation Programs — Certain plans were re-measured as of March 31, 2009 and December 31, 2009, resulting in pension settlement losses of $34 million, special termination benefits of $2 million to pension and curtailment losses of $1 million to other postretirement benefit plans.

In March 2009, we amended our U.S. support and management other postretirement benefit plan.  Beginning in 2010, certain retirees age 65 and older enrolled in individual health plans that work with Medicare and will no longer participate in a Caterpillar-sponsored group health plan.  In addition, Caterpillar began funding a tax-advantaged Health Reimbursement Arrangement (HRA) to assist the retirees with medical expenses.  The plan amendment required a plan re-measurement as of March 31, 2009, which resulted in a decrease in our Liability for postretirement benefits of $432 million and an increase in Accumulated other comprehensive income (loss) of $272 million, net of tax.  The plan was further amended in December 2009 to define the HRA benefit that active employees will receive once they are retired and reach age 65.  The plan was re-measured at year-end 2009 and the December amendment resulted in a decrease in our Liability for postretirement benefits of $101 million and an increase in Accumulated other comprehensive income (loss) of $64 million, net of tax.  These decreases will be amortized into earnings on a straight-line basis over approximately 7 years, the average remaining service period of active employees in the plan.  The amendments reduced other postretirement benefits expense by approximately $110 million and $60 million in 2010 and 2009, respectively.

In August 2010, we announced changes in our U.S. support and management pension plans. Beginning January 1, 2011, retirement benefits for U.S. support and management employees will transition from defined benefit pension plans to defined contribution plans. The transition date is determined for each employee based upon age and years of service or proximity to retirement. Pension benefit accruals will freeze on either December 31, 2010 or December 31, 2019 at which time the employees will move to the new retirement benefit. This benefit will provide employees with a frozen pension benefit and a 401(k) plan that will include a matching contribution and a new annual employer contribution. The plan change required a re-measurement as of August 31, 2010, which resulted in an increase in our Liability for postretirement benefits of $1.32 billion and a decrease in Accumulated other comprehensive income (loss) of $831 million, net of tax. The increase in the liability was due to a decline in the discount rate and lower than expected asset returns at the re-measurement date.  Curtailment expense of $28 million was also recognized in 2010 as a result of the plan change.

In March 2010, the Patient Protection and Affordable Care Act (the PPACA) and the Health Care and Education Reconciliation Act of 2010 (H.R. 4872) which amends certain provisions of the PPACA were signed into law. As discussed in Note 5, the Medicare Part D retiree drug subsidies effectively become taxable beginning in 2013.

A.   Benefit Obligations

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2010	2009	2008	2010	2009	2008	2010	2009	2008
Change in benefit obligation:
Benefit obligation, beginning of year	$12,064	$11,493	$11,132	$3,542	$3,219	$3,012	$4,537	$5,017	$5,455
Effect of eliminating early measurement date(1)	N/A	N/A	11	N/A	N/A	26	N/A	N/A	—
Service cost	210	176	199	92	86	92	68	70	87
Interest cost	652	688	629	162	146	156	245	280	307
Plan amendments	4	—	13	35	—	—	—	(549)	—
Actuarial losses (gains)	1,140	380	222	153	45	(18)	602	(58)	(522)
Foreign currency exchange rates	—	—	—	34	322	(534)	14	29	(19)
Participant contributions	—	—	—	9	10	14	45	51	41
Benefits paid - gross	(820)	(796)	(713)	(168)	(212)	(155)	(379)	(390)	(351)
Less: federal subsidy on benefits paid	—	—	—	—	—	—	15	21	19
Curtailments, settlements and special termination benefits	(235)	123	—	(52)	(74)	—	—	66	—
Acquisitions / other(2)	9	—	—	60	—	626	37	—	—
Benefit obligation, end of year	$13,024	$12,064	$11,493	$3,867	$3,542	$3,219	$5,184	$4,537	$5,017
Accumulated benefit obligation, end of year	$12,558	$11,357	$10,681	$3,504	$3,082	$2,938

Weighted-average assumptions used to determine benefit obligation:
Discount rate(3)	5.1%	5.7%	6.1%	4.6%	4.8%	4.5%	5.0%	5.6%	6.0%
Rate of compensation increase(3)	4.5%	4.5%	4.5%	4.2%	4.2%	3.8%	4.4%	4.4%	4.4%

(1)   Change in benefit obligation during the period from the early measurement date to December 31, 2007.

(2)   See Note 23 regarding the 2008 Cat Japan share redemption and the 2010 Electro-Motive Diesel acquisition.

(3)   End of year rates are used to determine net periodic cost for the subsequent year. See Note 12E.

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

(Millions of dollars)	One-percentage- point increase	One-percentage- point decrease
Effect on 2010 service and interest cost components of other postretirement benefit cost	$19	$(15)
Effect on accumulated postretirement benefit obligation	$311	$(266)

B.            Plan Assets

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2010	2009	2008	2010	2009	2008	2010	2009	2008
Change in plan assets:
Fair value of plan assets, beginning of year	$9,029	$6,745	$10,441	$2,797	$2,175	$2,773	$1,063	$1,042	$1,584
Effect of eliminating early measurement date(1)	N/A	N/A	17	N/A	N/A	23	N/A	N/A	15
Actual return on plan assets	1,628	2,194	(3,288)	193	390	(751)	129	266	(587)
Foreign currency exchange rates	—	—	—	17	243	(407)	—	—	—
Company contributions(2)	919	886	288	58	263	134	138	94	340
Participant contributions	—	—	—	9	10	14	45	51	41
Benefits paid	(820)	(796)	(713)	(168)	(212)	(155)	(379)	(390)	(351)
Settlements and special termination benefits	—	—	—	(51)	(72)	—	—	—	—
Acquisitions / other(3)	4	—	—	25	—	544	—	—	—
Fair value of plan assets, end of year	$10,760	$9,029	$6,745	$2,880	$2,797	$2,175	$996	$1,063	$1,042

(1)  Change in plan assets during the period from the early measurement date to December 31, 2007.

(2)  Includes $650 million of Caterpillar stock contributed to U.S. pension plans in 2009.

(3)  See Note 23 regarding the 2008 Cat Japan share redemption and the 2010 Electro-Motive Diesel acquisition.

As discussed in Note 1K, we adopted the accounting guidance on employers’ disclosures about postretirement benefit plan assets for the annual period ending December 31, 2009.  The guidance expands the disclosure set forth in the previous guidance by adding required disclosures about (1) how investment allocation decisions are made by management, (2) major categories of plan assets, and (3) significant concentrations of risk.  Additionally, this guidance requires an employer to disclose information about the valuation of plan assets similar to that required under the accounting guidance on fair value measurements.

Our U.S. pension target asset allocations reflect our investment strategy of maximizing the long-term rate of return on plan assets and the resulting funded status, within an appropriate level of risk.  Our target allocations for the U.S. pension plans are 70% equities and 30% debt securities.  Within equity securities, approximately 60% includes investments in U.S. large and small-cap companies.  The remaining portion is invested in international companies, including emerging markets, and private equity.  Fixed income securities primarily include corporate bonds, mortgage backed securities and U.S. Treasuries.

In general, our non-U.S. pension target asset allocations reflect our investment strategy of maximizing the long-term rate of return on plan assets and the resulting funded status, within an appropriate level of risk.  The weighted-average target allocations for the non-U.S. pension plans are 62% equities, 31% debt securities, 6% real estate and 1% other.  The target allocations for each plan vary based upon local statutory requirements, demographics of plan participants and funded status.  Plan assets are primarily invested in non-U.S. securities.

Our target allocations for the other postretirement benefit plans are 80% equities and 20% debt securities.  Within equity securities, approximately two-thirds include investments in U.S. large and small-cap companies.  The remaining portion is invested in international companies, including emerging markets.  Fixed income securities primarily include corporate bonds, mortgage backed securities and U.S. Treasuries.

The U.S. plans are rebalanced to plus or minus five percentage points of the target asset allocation ranges on a monthly basis.  The frequency of rebalancing for the non-U.S. plans varies depending on the plan. As a result of our diversification strategies, there are no significant concentrations of risk within the portfolio of investments except for the holdings in Caterpillar stock as discussed below.

The use of certain derivative instruments is permitted where appropriate and necessary for achieving overall investment policy objectives.  The U.S. plans utilize futures contracts to offset current equity positions in order to rebalance the total portfolio to the target asset allocation.  During 2008, approximately 5% of the U.S. pension plans’ assets were rebalanced from equity to fixed income positions through the use of futures contracts. The plans do not engage in futures contracts for speculative purposes.

The accounting guidance on fair value measurements specifies a fair value hierarchy based upon the observability of inputs used in valuation techniques (Level 1, 2 and 3).  See Note 17 for a discussion of the fair value hierarchy.

Fair values are determined as follows:

•                  Equity securities are primarily based on valuations for identical instruments in active markets.

•                  Fixed income securities are primarily based upon models that take into consideration such market-based factors as recent sales, risk-free yield curves and prices of similarly rated bonds.

•                  Real estate is stated at the fund’s net asset value or at appraised value.

•                  Cash, short-term instruments and other are based on the carrying amount, which approximated fair value, or at the fund’s net asset value.

The fair value of the pension and other postretirement benefit plan assets by category is summarized below:

	December 31, 2010
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
U.S. Pension
Equity securities:
U.S. equities	$4,975	$1	$46	$5,022
Non-U.S. equities	2,884	—	4	2,888

Fixed income securities:
U.S. corporate bonds	—	1,412	38	1,450
Non-U.S. corporate bonds	—	92	1	93
U.S. government bonds	—	299	5	304
U.S. governmental agency mortgage-backed securities	—	634	4	638
Non-U.S. government bonds	—	22	—	22

Real estate	—	—	10	10

Cash, short-term instruments and other	70	263	—	333
Total U.S. pension assets	$7,929	$2,723	$108	$10,760

	December 31, 2009
	Level 1	Level 2	Level 3	Total Assets, at Fair Value
U.S. Pension
Equity securities:
U.S. equities	$4,634	$2	$17	$4,653
Non-U.S. equities	1,803	—	34	1,837

Fixed income securities:
U.S. corporate bonds	—	1,179	56	1,235
Non-U.S. corporate bonds	—	70	1	71
U.S. government bonds	—	323	—	323
U.S. governmental agency mortgage-backed securities	—	562	—	562
Non-U.S. government bonds	—	9	—	9

Real estate	—	—	10	10

Cash, short-term instruments and other	113	216	—	329
Total U.S. pension assets	$6,550	$2,361	$118	$9,029

-

	December 31, 2010
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Non-U.S. Pension
Equity securities:
U.S. equities	$359	$—	$—	$359
Non-U.S. equities	916	90	1	1,007
Global equities(1)	153	37	—	190

Fixed income securities:
U.S. corporate bonds	—	18	2	20
Non-U.S. corporate bonds	—	374	5	379
U.S. government bonds	—	5	—	5
Non-U.S. government bonds	—	163	1	164
Global fixed income(1)	—	374	—	374

Real estate	—	89	90	179

Other:
Cash and short-term instruments	59	3	—	62
Other(2)	2	104	35	141
Total non-U.S. pension assets	$1,489	$1,257	$134	$2,880

	December 31, 2009
	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Non-U.S. Pension
Equity securities:
U.S. equities	$330	$—	$—	$330
Non-U.S. equities	863	84	5	952
Global equities(1)	144	14	—	158

Fixed income securities:
U.S. corporate bonds	—	22	1	23
Non-U.S. corporate bonds	—	355	11	366
U.S. government bonds	—	1	—	1
Non-U.S. government bonds	—	156	2	158
Global fixed income(1)	—	361	—	361

Real estate	—	80	71	151

Other:
Cash and short-term instruments	104	4	—	108
Other(2)	3	135	51	189
Total non-U.S. pension assets	$1,444	$1,212	$141	$2,797

(1)  Includes funds that invest in both U.S. and non-U.S. securities.

(2)  Includes funds that invest in multiple asset classes, hedge funds and other.

	December 31, 2010
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Other Postretirement Benefits
Equity securities:
U.S. equities	$512	$—	$—	$512
Non-U.S. equities	289	—	—	289

Fixed income securities:
U.S. corporate bonds	—	79	—	79
Non-U.S. corporate bonds	—	6	—	6
U.S. government bonds	—	14	—	14
U.S. governmental agency mortgage-backed securities	—	43	—	43
Non-U.S. government bonds	—	1	—	1

Cash, short-term instruments and other	19	33	—	52
Total other postretirement benefit assets	$820	$176	$—	$996

	December 31, 2009
	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Other Postretirement Benefits
Equity securities:
U.S. equities	$531	$—	$—	$531
Non-U.S. equities	273	6	—	279

Fixed income securities:
U.S. corporate bonds	—	95	—	95
Non-U.S. corporate bonds	—	8	—	8
U.S. government bonds	—	24	—	24
U.S. governmental agency mortgage-backed securities	—	54	—	54
Non-U.S. government bonds	—	1	—	1

Cash, short-term instruments and other	19	52	—	71
Total other postretirement benefit assets	$823	$240	$—	$1,063

Below are roll-forwards of assets measured at fair value using Level 3 inputs for the years ended December 31, 2010 and 2009.  These instruments were valued using pricing models that, in management’s judgment, reflect the assumptions a marketplace participant would use.

(Millions of dollars)	Equities	Fixed Income	Real Estate	Other
U.S. Pension
Balance at December 31, 2008	$16	$73	$9	$—
Unrealized gains (losses)	3	34	1	—
Realized gains (losses)	—	(2)	—	—
Purchases, issuances and settlements	31	(12)	—	—
Transfers in and/or out of Level 3	1	(36)	—	—
Balance at December 31, 2009	$51	$57	$10	$—
Unrealized gains (losses)	11	1	—	—
Realized gains (losses)	(1)	3	—	—
Purchases, issuances and settlements	32	(9)	—	—
Transfers in and/or out of Level 3	(43)	(4)	—	—
Balance at December 31, 2010	$50	$48	$10	$—

Non-U.S. Pension
Balance at December 31, 2008	$—	$5	$61	$67
Unrealized gains (losses)	2	1	10	63
Realized gains (losses)	—	—	—	(41)
Purchases, issuances and settlements	3	6	—	(38)
Transfers in and/or out of Level 3	—	2	—	—
Balance at December 31, 2009	$5	$14	$71	$51
Unrealized gains (losses)	(1)	—	7	1
Realized gains (losses)	1	—	—	5
Purchases, issuances and settlements	(2)	(3)	12	(22)
Transfers in and/or out of Level 3	(2)	(3)	—	—
Balance at December 31, 2010	$1	$8	$90	$35

Equity securities within plan assets include Caterpillar Inc. common stock in the amounts of:

	U.S. Pension Benefits(1)			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2010	2009(2)	2008	2010	2009	2008	2010	2009	2008
Caterpillar Inc. common stock	$779	$1,016	$11	$2	$1	$1	$3	$1	$2

(1)  Amounts represent 7% of total plan assets for 2010, 11% for 2009 and less than 1% of total plan assets for 2008.

(2)  Includes $650 million of Caterpillar stock contributed to U.S. pension plans in 2009.

C.   Funded status

The funded status of the plans, reconciled to the amount reported on Statement 2, is as follows:

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2010	2009	2008	2010	2009	2008	2010	2009	2008
End of Year
Fair value of plan assets	$10,760	$9,029	$6,745	$2,880	$2,797	$2,175	$996	$1,063	$1,042
Benefit obligations	13,024	12,064	11,493	3,867	3,542	3,219	5,184	4,537	5,017
Over (under) funded status recognized in financial position	$(2,264)	$(3,035)	$(4,748)	$(987)	$(745)	$(1,044)	$(4,188)	$(3,474)	$(3,975)

Components of net amount recognized in financial position:
Other assets (non-current asset)	$—	$—	$—	$4	$22	$—	$—	$—	$—
Accrued wages, salaries and employee benefits (current liability)	(18)	(17)	(14)	(18)	(18)	(2)	(171)	(113)	(29)
Liability for postemployment benefits (non-current liability)	(2,246)	(3,018)	(4,734)	(973)	(749)	(1,042)	(4,017)	(3,361)	(3,946)
Net liability recognized	$(2,264)	$(3,035)	$(4,748)	$(987)	$(745)	$(1,044)	$(4,188)	$(3,474)	$(3,975)

Amounts recognized in Accumulated other comprehensive income (pre-tax) consist of:
Net actuarial loss (gain)	$4,795	$5,132	$6,419	$1,273	$1,200	$1,319	$1,195	$659	$881
Prior service cost (credit)	83	132	170	43	8	13	(122)	(177)	320
Transition obligation (asset)	—	—	—	—	—	—	7	9	10
Total	$4,878	$5,264	$6,589	$1,316	$1,208	$1,332	$1,080	$491	$1,211

The estimated amounts that will be amortized from Accumulated other comprehensive income (loss) at December 31, 2010 into net periodic benefit cost (pre-tax) in 2011 are as follows:

(Millions of dollars)	U.S. Pension Benefits	Non-U.S. Pension Benefits	Other Postretirement Benefits
Actuarial loss (gain)	$451	$71	$108
Prior service cost (credit)	20	3	(55)
Transition obligation (asset)	—	—	2
Total	$471	$74	$55

The following amounts relate to our pension plans with projected benefit obligations in excess of plan assets:

	U.S. Pension Benefits at Year-end			Non-U.S. Pension Benefits at Year-end
(Millions of dollars)	2010	2009	2008	2010	2009	2008
Projected benefit obligation	$(13,024)	$(12,064)	$(11,493)	$(3,846)	$(3,350)	$(3,194)
Accumulated benefit obligation	$(12,558)	$(11,357)	$(10,681)	$(3,485)	$(2,933)	$(2,917)
Fair value of plan assets	$10,760	$9,029	$6,745	$2,855	$2,584	$2,151

The following amounts relate to our pension plans with accumulated benefit obligations in excess of plan assets:

	U.S. Pension Benefits at Year-end			Non-U.S. Pension Benefits at Year-end
(Millions of dollars)	2010	2009	2008	2010	2009	2008
Projected benefit obligation	$(13,024)	$(12,064)	$(11,493)	$(3,452)	$(1,594)	$(3,040)
Accumulated benefit obligation	$(12,558)	$(11,357)	$(10,681)	$(3,179)	$(1,503)	$(2,796)
Fair value of plan assets	$10,760	$9,029	$6,745	$2,514	$1,145	$2,022

The accumulated postretirement benefit obligation exceeds plan assets for all of our other postretirement benefit plans.

D.   Expected cash flow

Information about the expected cash flow for the pension and other postretirement benefit plans is as follows:

(Millions of dollars)	U.S. Pension Benefits	Non-U.S. Pension Benefits	Other Postretirement Benefits
Employer contributions:
2011 (expected)	$790	$210	$180

Expected benefit payments:
2011	$820	$180	$380
2012	830	230	390
2013	840	230	400
2014	860	240	410
2015	870	250	410
2016-2020	4,480	1,210	2,110
Total	$8,700	$2,340	$4,100

The above table reflects the total employer contributions and benefits expected to be paid from the plan or from company assets and does not include the participants’ share of the cost. The expected benefit payments for our other postretirement benefits include payments for prescription drug benefits. Medicare Part D subsidy amounts expected to be received by the company which will offset other postretirement benefit payments are as follows:

(Millions of dollars)	2011	2012	2013	2014	2015	2016-2020	Total
Other postretirement benefits	$15	$20	$20	$20	$25	$130	$230

E.   Net periodic cost

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2010	2009	2008	2010	2009	2008	2010	2009	2008
Components of net periodic benefit cost:
Service cost	$210	$176	$199	$92	$86	$92	$68	$70	$87
Interest cost	652	688	629	162	146	156	245	280	307
Expected return on plan assets	(773)	(777)	(882)	(192)	(181)	(201)	(93)	(111)	(138)
Curtailments, settlements and special termination benefits(1)	28	133	—	22	36	1	—	56	—
Amortization of:
Transition obligation (asset)	—	—	—	—	—	1	2	2	2
Prior service cost (credit)(2)	25	29	32	1	1	3	(55)	(40)	(35)
Net actuarial loss (gain)	385	248	134	65	35	36	33	20	64
Total cost included in operating profit	$527	$497	$112	$150	$123	$88	$200	$277	$287

Other changes in plan assets and benefit obligations recognized in other comprehensive income (pre-tax):
Effect of eliminating early measurement date(3)	N/A	N/A	$(14)	N/A	N/A	$(9)	N/A	N/A	$(3)
Current year actuarial loss (gain)	$47	$(1,037)	4,401	$136	$(88)	696	$570	$(200)	172
Amortization of actuarial (loss) gain	(385)	(248)	(134)	(62)	(32)	(36)	(33)	(20)	(64)
Current year prior service cost (credit)	(24)	(10)	16	35	(2)	1	—	(537)	(3)
Amortization of prior service (cost) credit	(25)	(29)	(32)	(1)	(1)	(3)	55	40	35
Amortization of transition (obligation) asset	—	—	—	—	—	(1)	(2)	(2)	(2)
Total recognized in other comprehensive income	(387)	(1,324)	4,237	108	(123)	648	590	(719)	135
Total recognized in net periodic cost and other comprehensive income	$140	$(827)	$4,349	$258	$—	$736	$790	$(442)	$422

Weighted-average assumptions used to determine net cost:
Discount rate	5.4%	6.3%	5.8%	4.8%	4.7%	5.3%	5.6%	6.3%	5.8%
Expected return on plan assets(4)	8.5%	8.5%	9.0%	7.0%	6.6%	7.6%	8.5%	8.5%	9.0%
Rate of compensation increase	4.5%	4.5%	4.5%	4.2%	3.8%	4.0%	4.4%	4.4%	4.4%

(1)	2010 and 2009 curtailments, settlements and special termination benefits were recognized in Other operating (income) expenses in Statement 1.
(2)

Prior service costs for both pension and other postretirement benefits are generally amortized using the straight-line method over the average remaining service period to the full retirement eligibility date of employees expected to receive benefits from the plan amendment. For other postretirement benefit plans in which all or almost all of the plan’s participants are fully eligible for benefits under the plan, prior service costs are amortized using the straight-line method over the remaining life expectancy of those participants.

(3)	Amortization during the period from the early measurement date to December 31, 2007.
(4)	The weighted-average rates for 2011 are 8.5% and 7.1% for U.S. and non-U.S. plans, respectively.

The assumed discount rate is used to discount future benefit obligations back to today’s dollars.  The U.S. discount rate is based on a benefit cash flow-matching approach and represents the rate at which our benefit obligations could effectively be settled as of our measurement date, December 31.  The benefit cash flow-matching approach involves analyzing Caterpillar’s projected cash flows against a high quality bond yield curve, calculated using a wide population of corporate Aa bonds available on the measurement date.  The very highest and lowest yielding bonds (top and bottom 10%) are excluded from the analysis.  A similar process is used to determine the assumed discount rate for our most significant non-U.S. plans. This rate is sensitive to changes in interest rates. A decrease in the discount rate would increase our obligation and future expense.

Our U.S. expected long-term rate of return on plan assets is based on our estimate of long-term passive returns for equities and fixed income securities weighted by the allocation of our pension assets. Based on historical performance, we increase the passive returns due to our active management of the plan assets. To arrive at our expected long-term return, the amount added for active management was 1% for 2010, 2009 and 2008.  A similar process is used to determine this rate for our non-U.S. plans.

The assumed health care trend rate represents the rate at which health care costs are assumed to increase. To calculate the 2010 benefit expense, we assumed a weighted-average increase of 7.0% for 2010.  We expect a weighted-average increase of 7.9% during 2011.  The 2011 rates are assumed to decrease gradually to the ultimate health care trend rate of 5.0% in 2019. This rate represents 3.0% general inflation plus 2.0% additional health care inflation.

F.    Other postemployment benefit plans

We offer long-term disability benefits, continued health care for disabled employees, survivor income benefit insurance and supplemental unemployment benefits to substantially all eligible U.S. employees.

G.   Defined contribution plans

We have both U.S. and non-U.S. employee defined contribution plans to help employees save for retirement. Our U.S. 401(k) plan allows eligible employees to contribute a portion of their salary to the plan on a tax-deferred basis, and we provide a matching contribution equal to 100% of employee contributions to the plan up to 6% of their compensation. Various other U.S. and non-U.S. defined contribution plans allow eligible employees to contribute a portion of their salary to the plans, and in some cases, we provide a matching contribution to the funds.

Beginning January 1, 2011, matching contributions to our U.S. 401(k) plan will change for certain employees that are still accruing benefits under a defined benefit pension plan.  Matching contributions will be equal to 50% of employee contributions to the plan up to 6% of their compensation.  For employees whose defined benefit pension accruals were frozen as of December 31, 2010, we will begin providing a new annual employer contribution in 2011.

From June 2009 to October 2010, we funded our employer matching contribution for certain U.S. defined contribution plans in Caterpillar stock, held as treasury stock.  In 2010 and 2009, we made $94 million (1.5 million shares) and $68 million (1.4 million shares) of matching contributions in Caterpillar stock, respectively.

Total company costs related to U.S. and non-U.S. defined contribution plans were as follows:

(Millions of dollars)	2010	2009	2008
U.S. plans	$231	$206	$107
Non-U.S. plans	39	29	34
	$270	$235	$141

H.   Summary of long-term liability:

	December 31,
(Millions of dollars)	2010	2009	2008
Pensions:
U.S. pensions	$2,246	$3,018	$4,734
Non-U.S. pensions	973	749	1,042
Total pensions	3,219	3,767	5,776
Postretirement benefits other than pensions	4,017	3,361	3,946
Other postemployment benefits	69	63	73
Defined contribution	279	229	180
	$7,584	$7,420	$9,975